Equity (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 27, 2025	Dec. 05, 2025	Aug. 27, 2025	Jan. 31, 2025	Jan. 03, 2025	Dec. 30, 2024	Aug. 26, 2024	Dec. 14, 2023	May 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 05, 2026	Dec. 31, 2025	Dec. 31, 2024	Nov. 26, 2025	Sep. 03, 2025	Jul. 01, 2025	Apr. 25, 2025	Apr. 21, 2025	Jan. 07, 2025	Jan. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value											$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock voting rights											The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon			The Class A Common Stock and Class B Common Stock entitle their holders to one vote per share and ten votes per share, respectively, on each matter properly submitted to the stockholders entitled to vote thereon.
Preferred Stock, Issued											1	1		1	1
Total consideration payable in shares of class A common stock														$ 1,500
Common stock par value											$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Shares issued											867,355			527,317
Common stock, shares authorized											275,000,000	275,000,000		275,000,000	275,000,000
Gain (loss) on extinguishment of liability												$ 4,343,000		$ 4,488,627	$ 680,762
Shares issued to GEM														$ 329,996	$ 784,943
Common stock, shares issued											867,355	527,317		527,317	40,976
Description of equity facility financing agreement														10,000 shares or (ii) such amount as is equal to 100% of the average daily volume traded of the Class A common stock during the five trading days immediately prior to the date the Company requests each Advance
Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				4,491
Hudson Global Ventures, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM					$ 231
Common stock, shares issued					750
Shares Issued for Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share									$ 138.00
Proceeds from issuance of private placement									$ 330
Shares Issued for Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding									1,618
Warrants price per share									$ 68.00
Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of private placement									$ 330,000
Private Placement [Member] | May 2025 Prefunded Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding									1,618
Warrants price per share									$ 68.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share															$ 6,100.00
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares excercised											38,304	1,689		10,048
Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of lowest daily volume weighted average price								90.00%
Commitment fee payable								$ 500,000
Maximum floor price								$ 20,000.00
Floor price adjustment								The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement
Maximum percentage of closing price on trading day								75.00%
ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commission rate percentage			3.00%
Incidental expense	$ 3,000
Common stock, shares issued											107,258
Net proceeds from issuance of shares											$ 2,636
ATM Agreement [Member] | Shares Issued for Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of private placement									$ 330
ATM Agreement [Member] | Shares Issued for Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding									1,618
Share price per share									$ 68.00
ATM Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees	100,000
Wainwright reimbursement	$ 5,000
Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of lowest daily volume weighted average price								90.00%
Commitment fee payable								$ 500,000
Maximum floor price								$ 20,000.00														$ 400.00
Floor price adjustment								The Floor Price shall be adjusted (downwards only) to equal 20% of the average VWAP for the five trading days immediately prior to the date of effectiveness of the initial Registration Statement.
Maximum percentage of closing price on trading day								75.00%
Verista Partners Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM							$ 49,800
Common stock, shares issued							150
ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Commission rate percentage			3.00%
Incidental expense			$ 2,500
Common stock, shares issued														90,820
Proceeds from Debt, Net of Issuance Costs														$ 3,429,257
ATM Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Legal fees			100,000
Wainwright reimbursement			$ 5,000
Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM					$ 232,500
Common stock, shares issued					750												2,600	1,180	2,000
Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued															1
Preferred stock term															two (2) year
Series FE Preferred Stock [Member] | Merger Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Issued														1
Preferred stock term														2
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											250,000,000	250,000,000		250,000,000	250,000,000
Common stock, shares issued											855,799	515,761		515,761	29,420
Common Class A [Member] | CP BF [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																					1
Prefunded warrant exercised																					1
Common Class A [Member] | Alco [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																				5,244
Common Class A [Member] | FEIV [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																58,832
Common Class A [Member] | CP BF [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																58,832				5,244	4
Prefunded warrant exercised																					4
Common Class A [Member] | Vidello Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM				$ 1,661,677
Number of shares issued				4,491
Common Class A [Member] | Hudson Global Ventures, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued																	2,600	1,180	2,000
Common Class A [Member] | Shares Issued for Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									1,594
Price per share									$ 138.00
Common Class A [Member] | Shares Issued for Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued by exercise of warrants									1,618
Common Class A [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									1,594
Price per share									$ 138.00
Common Class A [Member] | Private Placement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									1,595
Price per share									$ 138.00
Common Class A [Member] | Private Placement [Member] | May 2025 Prefunded Warrants [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued by exercise of warrants									1,618
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued											500
Description of equity facility financing agreement								9.99%
Percentage of average daily volume weighted average price								95.00%
Percentage of lowest daily volume weighted average price								96.00%
Percentage of voting power								9.99%
Shares issued as payment of deferred fee								71
Common stock price per share								$ 100,000.00
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value			$ 0.0001
Shares issued to GEM													$ 8,200,000
Common Class A [Member] | ATM Agreement [Member] | Shares Issued for Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									1,595
Common Class A [Member] | ATM Agreement [Member] | Shares Issued for Private Placement [Member] | May 2025 Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued by exercise of warrants									1,618
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total consideration payable in shares of class A common stock								$ 100,000,000
Common stock par value								$ 0.0001
Description of equity facility financing agreement								9.99%
Percentage of average daily volume weighted average price								95.00%
Percentage of lowest daily volume weighted average price								96.00%
Percentage of voting power								9.99%
Percentage of outstanding shares								19.99%
Shares issued as payment of deferred fee										71
Common stock price per share								$ 5,000
Common stock convertible conversion price increase								20,000.00
Common stock, shares authorized											15,875
Aggregate gross proceeds from offering											$ 336,000
Gain (loss) on extinguishment of liability											$ 14,000
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											15,875			80,800
Gain (loss) on extinguishment of liability											$ 14,000			$ 467,656
Derivative liabilities											$ 14,000			$ 467,656
Shares sold						31,750					15,875			80,800
Gross proceeds						$ 701,000					$ 336,000			$ 11,222,588
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 1 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														63,301
Aggregate gross proceeds from offering														$ 6,473,887
Gain (loss) on extinguishment of liability														$ 340,850
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock convertible conversion price increase								20,000.00
Common Class A [Member] | ATM Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM		$ 8,200,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											25,000,000	25,000,000		25,000,000	25,000,000
Common stock, shares issued											11,556	11,556		11,556	11,556
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value								$ 0.0001
Percentage of outstanding shares								19.99%
Common Class B [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value								$ 0.0001
Percentage of voting power								9.99%
Percentage of outstanding shares								19.99%
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value											$ 0.0001			$ 0.0001
Preferred Stock, Issued
Preferred Stock [Member] | Series FE Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued to GEM
Common Stock [Member] | Yorkville Standby Equity Purchase Agreement [Member] | Option 2 Advance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares sold						1,525
Gross proceeds						$ 48,000